Power project acquisition and development costs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Power Project Acquisition And Development Costs [Abstract]
Disclosure of power project acquisition and development costs [Table Text Block]
	Development Costs	Acquisition Costs	Total
December 31, 2021	$4,578,754	$1,584,750	$6,163,504
Additions	424,420	-	424,420
Translation adjustment	305,375	108,250	413,625
December 31, 2022	$5,308,549	$1,693,000	$7,001,549
Additions	342,323	-	342,323
Translation adjustment	(128,542)	(39,750)	(168,292)
December 31, 2023	$5,522,330	$1,653,250	$7,175,580
Additions	421,373	-	421,373
Translation adjustment	482,681	145,375	628,056
December 31, 2024	6,426,384	1,798,625	8,225,009